Provision for post-employment benefits - Surplus/(Deficit) in Plans by Region (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Deficit in the plans	£ (136.4)	£ (156.1)	£ (159.0)
United Kingdom
Disclosure of defined benefit plans [line items]
Deficit in the plans	0.4	0.7	0.3
North America
Disclosure of defined benefit plans [line items]
Deficit in the plans	(28.1)	(37.9)	(45.2)
Western Continental Europe
Disclosure of defined benefit plans [line items]
Deficit in the plans	(74.0)	(85.9)	(79.4)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Deficit in the plans	£ (34.7)	£ (33.0)	£ (34.7)